Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013 Shares that would be added to EPS calculation if the Company had generated net income	Sep. 30, 2012 Shares that would be added to EPS calculation if the Company had generated net income	Sep. 30, 2012 Shares that would be added to EPS calculation if the Company had generated net income	Sep. 30, 2013 Stock options and other stock awards	Sep. 30, 2012 Stock options and other stock awards	Sep. 30, 2013 Stock options and other stock awards	Sep. 30, 2012 Stock options and other stock awards	Sep. 30, 2013 4.25% Convertible Senior Notes	Dec. 31, 2012 4.25% Convertible Senior Notes	Sep. 30, 2012 4.25% Convertible Senior Notes
Earnings Per Share [Abstract]
Net income (loss)	$ (17,814)	$ (66,754)	$ 15,663	$ (72,388)
Weighted average common shares outstanding (used to calculate basic EPS) (in shares)	46,633,000	46,141,000	46,495,000	45,975,000
Dilutive effect of stock options and other stock awards (in shares)	0	0	940,000	0
Weighted average common shares outstanding (used to calculate diluted EPS) (in shares)	46,633,000	46,141,000	47,435,000	45,975,000
Earnings (loss) per common share - basic (in dollars per share)	$ (0.38)	$ (1.45)	$ 0.34	$ (1.57)
Earnings (loss) per common share - diluted (in dollars per share)	$ (0.38)	$ (1.45)	$ 0.33	$ (1.57)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares of stock options and other stock awards excluded from computation of earnings per share, amount (in shares)					1,300,000	400,000	500,000	200,000	1,600,000	1,300,000	1,900,000
Stated interest rate on debt instrument												4.25%	4.25%	4.25%
Conversion price (in dollars per share)												$ 22.45		$ 22.45